UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2010

Check here if Amendment:              |_|; Amendment Number: ____

This  Amendment  (Check  only  one):  |_|  is a restatement
                                      |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Obrem Capital Management, LLC

Address:  733 Third Avenue
          11th Floor
          New York, New York 10017

13F File Number: 028-13306

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Andrew Rechtschaffen
Title:  Managing Member
Phone:  (646) 454-5312


Signature, Place and Date of Signing:

/s/ Andrew Rechtschaffen         New York, New York           August 16, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:             2

Form 13F Information Table Entry Total:       29

Form 13F Information Table Value Total:  $83,095
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.         Form 13F File Number          Name

1.            028-13308                   Obrem Capital Offshore Master, L.P.

2.            028-13307                   Obrem Capital (QP), LP

                                                    FORM 13F INFORMATION TABLE
                                                          June 30, 2010


COLUMN 1                       COLUMN 2         COLUMN 3   COLUMN 4     COLUMN 5        COLUMN 6     COLUMN 7      COLUMN 8

                              TITLE                         VALUE    SHRS OR SH/ PUT/   INVESTMENT    OTHER    VOTING AUTHORITY
NAME OF ISSUER                OF CLASS            CUSIP    (X1000)   PRN AMT PRN CALL   DISCRETION    MANGRS   SOLE      SHARED NONE
BANCORPSOUTH INC              COM               059692103   5,364     3,000      Call  Shared-Defined  1,2          3,000
BAXTER INTL INC               COM               071813109   1,296    31,900  SH        Shared-Defined  1,2         31,900
BIOGEN IDEC INC               COM               09062X103   2,847       600      Call  Shared-Defined  1,2            600
BIOVAIL CORP                  COM               09067J109   2,328   121,000  SH        Shared-Defined  1,2        121,000
CAREFUSION CORP               COM               14170T101   2,020    89,000  SH        Shared-Defined  1,2         89,000
CIT GROUP INC                 COM NEW           125581801   4,845   143,095  SH        Shared-Defined  1,2        143,095
COCA COLA ENTERPRISES INC     COM               191219104   2,689   104,000  SH        Shared-Defined  1,2        104,000
COMPANHIA BRASILEIRA DE DIST  SPN ADR PFD CL A  20440T201   4,345    62,500  SH        Shared-Defined  1,2         62,500
EMPLOYERS HOLDINGS INC        COM               292218104     411    27,916  SH        Shared-Defined  1,2         27,916
GLOBE SPECIALTY METALS INC    COM               37954N206     985    95,383  SH        Shared-Defined  1,2         95,383
GRACE W R & CO DEL NEW        COM               38388F108     688       327      Call  Shared-Defined  1,2            327
HEWLETT PACKARD CO            COM               428236103   2,683    62,000  SH        Shared-Defined  1,2         62,000
JDA SOFTWARE GROUP INC        COM               46612K108     550    25,000  SH        Shared-Defined  1,2         25,000
K V PHARMACEUTICAL CO         NOTE 2.500% 5/1   482740AC1     320 1,000,000  SH        Shared-Defined  1,2      1,000,000
LIBERTY MEDIA CORP NEW        INT COM SER A     53071M104   3,216   306,300  SH        Shared-Defined  1,2        306,300
LIBERTY MEDIA CORP NEW        CAP COM SER A     53071M302   1,775    42,354  SH        Shared-Defined  1,2         42,354
LIBERTY MEDIA-STARZ SERIES A  LIB STAR COM A    53071M708   3,499    67,500  SH        Shared-Defined  1,2         67,500
MDS INC                       COM               55269P302   7,803   924,754  SH        Shared-Defined  1,2        924,754
MINERALS TECHNOLOGIES INC     COM               603158106   2,803    58,958  SH        Shared-Defined  1,2         58,958
NCR CORP NEW                  COM               62886E108   1,757   145,000  SH        Shared-Defined  1,2        145,000
NCR CORP NEW                  COM               62886E108   1,515     1,250      Call  Shared-Defined  1,2          1,250
PFIZER INC                    COM               717081103   3,209   225,000  SH        Shared-Defined  1,2        225,000
RESEARCH IN MOTION LTD        COM               760975102   1,724    35,000  SH        Shared-Defined  1,2         35,000
SPDR S&P 500 ETF TR           UNIT SER 1 S&P,   78462F103   7,225       700      Put   Shared-Defined  1,2            700
TERRA NOVA RTY CORP           COM               88102D103   2,066   247,981  SH        Shared-Defined  1,2        247,981
USA TECHNOLOGIES INC          COM NO PAR        90328S500      12    25,000  SH        Shared-Defined  1,2         25,000
VIRGIN MEDIA INC              COM               92769L101   4,424   265,040  SH        Shared-Defined  1,2        265,040
WELLCARE HEALTH PLANS INC     COM               94946T106   6,172   260,000  SH        Shared-Defined  1,2        260,000
XEROX CORP                    COM               984121103   4,523   562,500  SH        Shared-Defined  1,2        562,500




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